Exhibit 99.1

SLM Student Loan Trust 2011-1

Monthly Servicing Report

Distribution Date 01/25/2018

Collection Period 12/01/2017 - 12/31/2017

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	03/03/2011	11/30/2017	12/31/2017
	Principal Balance	$752,091,553.60	$360,101,924.11	$356,846,277.05
	Interest to be Capitalized Balance	7,178,868.62	1,111,053.69	870,638.11
	Pool Balance	$759,270,422.22	$361,212,977.80	$357,716,915.16
	Capitalized Interest Account Balance	$65,100,000.00	-	-
	Specified Reserve Account Balance	1,931,510.00	1,158,906.00	1,158,906.00
	Adjusted Pool (1)	$826,301,932.22	$362,371,883.80	$358,875,821.16
	Weighted Average Coupon (WAC)	5.64%	5.78%	5.78%
	Number of Loans	62,997	30,813	30,515
	Aggregate Outstanding Principal Balance - Tbill		$462,058.37	$455,783.29
	Aggregate Outstanding Principal Balance - LIBOR		$360,750,919.43	$357,261,131.87
	Pool Factor		0.467526713	0.463001674
	Since Issued Constant Prepayment Rate		4.85%	4.83%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	12/26/2017	01/25/2018
	A1	83149VAA7	$105,675,883.80	$103,604,885.24
	A2	83149VAB5	$200,000,000.00	$200,000,000.00
	B	83149VAC3	$24,370,000.00	$24,370,000.00

C	Account Balances	12/26/2017	01/25/2018
	Reserve Account Balance	$1,158,906.00	$1,158,906.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$505,112.10	$980,186.51
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	12/26/2017	01/25/2018
	Adjusted Pool Balance + Supplemental Loan Purchase	$362,371,883.80	$358,875,821.16
	Total Notes	$330,045,883.80	$327,974,885.24
	Difference	$32,326,000.00	$30,900,935.92
	Parity Ratio	1.09794	1.09422

Page 2 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

II.	Trust Activity 12/01/2017 through 12/31/2017

A	Student Loan Principal Receipts
	Borrower Principal	2,768,611.95
	Guarantor Principal	534,208.90
	Consolidation Activity Principal	559,820.47
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	2.83
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,862,644.15
B	Student Loan Interest Receipts
	Borrower Interest	1,001,658.51
	Guarantor Interest	37,323.64
	Consolidation Activity Interest	5,284.23
	Special Allowance Payments	83,493.83
	Interest Subsidy Payments	247,326.17
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	265.57
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	12,551.89
	Total Interest Receipts	$1,387,903.84
C	Reserves in Excess of Requirement	-
D	Investment Income	$7,474.86
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(316,328.82)
	Floor Income Rebate Fees to Dept. of Education	$(1,618,994.12)
	Funds Allocated to the Floor Income Rebate Account	$(475,074.41)
M	AVAILABLE FUNDS	$2,847,625.50
N	Non-Cash Principal Activity During Collection Period	$(606,997.09)
O	Non-Reimbursable Losses During Collection Period	$15,396.95
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

III.	2011-1 Portfolio Characteristics

		12/31/2017				11/30/2017
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	5.82%	1,214	$16,875,112.89	4.729%	5.80%	1,304	$18,361,792.56	5.099%

REPAYMENT:	CURRENT	5.68%	26,316	$280,198,888.99	78.521%	5.67%	26,415	$281,407,966.16	78.147%
	31-60 DAYS DELINQUENT	6.21%	655	$11,179,832.52	3.133%	6.32%	590	$10,140,939.21	2.816%
	61-90 DAYS DELINQUENT	6.21%	329	$5,894,089.76	1.652%	5.95%	235	$3,887,743.57	1.080%
	91-120 DAYS DELINQUENT	6.12%	138	$2,454,876.92	0.688%	6.65%	135	$2,361,207.91	0.656%
	> 120 DAYS DELINQUENT	6.55%	411	$7,862,384.43	2.203%	6.52%	411	$7,668,794.81	2.130%

	FORBEARANCE	6.23%	1,405	$31,565,532.83	8.846%	6.22%	1,668	$35,430,095.89	9.839%
	CLAIMS IN PROCESS	5.86%	47	$815,558.71	0.229%	6.13%	55	$843,384.00	0.234%

TOTAL			30,515	$356,846,277.05	100.00%		30,813	$360,101,924.11	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

IV.	2011-1 Portfolio Characteristics (cont'd)

	12/31/2017	11/30/2017
Pool Balance	$357,716,915.16	$361,212,977.80
Outstanding Borrower Accrued Interest	$4,604,929.75	$4,649,781.66
Borrower Accrued Interest to be Capitalized	$870,638.11	$1,111,053.69
Borrower Accrued Interest >30 Days Delinquent	$826,880.02	$755,099.95
Total # Loans	30,515	30,813
Total # Borrowers	17,643	17,822
Weighted Average Coupon	5.78%	5.78%
Weighted Average Remaining Term	175.93	176.27
Non-Reimbursable Losses	$15,396.95	$6,788.07
Cumulative Non-Reimbursable Losses	$1,853,680.48	$1,838,283.53
Since Issued Constant Prepayment Rate (CPR)	4.83%	4.85%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$21,115.68	$21,115.68
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$1,425,064.08	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$622,669.49	$333,999.47
Borrower Interest Accrued	$1,622,967.03	$1,586,682.04
Interest Subsidy Payments Accrued	$81,846.80	$78,954.44
Special Allowance Payments Accrued	$38,706.11	$28,907.39

Page 5 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

V.	2011-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.78%	30,515	356,846,277.05	100.000%
	Total	5.78%	30,515	$356,846,277.05	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.78%	30,515	356,846,277.05	100.000%
	Total	5.78%	30,515	$356,846,277.05	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

VI.	2011-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,847,625.50
A	Primary Servicing Fee	$87,327.80	$2,760,297.70
B	Administration Fee	$6,667.00	$2,753,630.70
C	Class A Noteholders' Interest Distribution Amount	$632,833.47	$2,120,797.23
D	Class B Noteholders' Interest Distribution Amount	$49,798.67	$2,070,998.56
E	Reserve Account Reinstatement	-	$2,070,998.56
F	Class A Noteholders' Principal Distribution Amount	$2,070,998.56	-
G	Class B Noteholders' Principal Distribution Amount	-	-
H	Unpaid Expenses of The Trustees	-	-
I	Carryover Servicing Fee	-	-
J	Remaining Amounts to the Noteholders after the first auction date	-	-
K	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$356,846,277.05
B	Interest to be Capitalized	$870,638.11
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,158,906.00
E	Less: Specified Reserve Account Balance	$(1,158,906.00)
F	Total	$357,716,915.16
G	Class A Notes Outstanding (after application of available funds)	$303,604,885.24
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

VII.	2011-1 Distributions

Distribution Amounts
$

	A1	A2	B
Cusip/Isin	83149VAA7	83149VAB5	83149VAC3
Beginning Balance	$105,675,883.80	$200,000,000.00	$24,370,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.52%	1.15%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	12/26/2017	12/26/2017	12/26/2017
Accrual Period End	1/25/2018	1/25/2018	1/25/2018
Daycount Fraction	0.08333333	0.08333333	0.08333333
Interest Rate*	2.07213%	2.70213%	2.45213%
Accrued Interest Factor	0.001726775	0.002251775	0.002043442
Current Interest Due	$182,478.47	$450,355.00	$49,798.67
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$182,478.47	$450,355.00	$49,798.67
Interest Paid	$182,478.47	$450,355.00	$49,798.67
Interest Shortfall	-	-	-
Principal Paid	$2,070,998.56	-	-
Ending Principal Balance	$103,604,885.24	$200,000,000.00	$24,370,000.00
Paydown Factor	0.003522244	0.000000000	0.000000000
Ending Balance Factor	0.176205677	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

VIII.	2011-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$330,045,883.80
	Adjusted Pool Balance	$358,875,821.16
	Overcollateralization Amount	$32,326,000.00
	Principal Distribution Amount	$3,496,062.64
	Principal Distribution Amount Paid	$2,070,998.56

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,158,906.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,158,906.00
	Required Reserve Acct Balance	$1,158,906.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,158,906.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$505,112.10
	Deposits for the Period	$475,074.41
	Release to Collection Account	-
	Ending Balance	$980,186.51

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018

IX.	2011-1 Other Characteristics

Principal Balance of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$8,183,342.32	$13,335,128.23	$133,475,366.50	$154,993,837.05
Unsubsidized Consolidation Loans	$9,341,430.45	$18,720,788.49	$174,660,859.17	$202,723,078.11
Total	$17,524,772.77	$32,055,916.72	$308,136,225.67	$357,716,915.16

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	202	208	154	161
Unsubsidized Consolidation Loans	231	239	180	188
Total	217	226	168	176

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.674%	6.132%	5.596%	5.646%
Unsubsidized Consolidation Loans	5.945%	6.286%	5.841%	5.886%
Total	5.818%	6.222%	5.734%	5.782%

Weighted Average SAP Margin of All LIBOR Based Loans

	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.422%	2.349%	2.443%	2.434%
Unsubsidized Consolidation Loans	2.369%	2.315%	2.406%	2.396%
Total	2.394%	2.329%	2.422%	2.413%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-1 Monthly Servicing Report: Collection Period 12/01/2017 - 12/31/2017, Distribution Date 01/25/2018